ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Costs and expenses:
Selling, general and administrative expenses	$ (38,665,000)	(234,065,000)	(177,475,000)	(218,110,000)	$ (1,838,000)	(11,127,000)	(15,263,000)	(5,611,000)
Net change in fair value	3,646,000	22,069,000	11,989,000	25,716,000	(17,000)	(103,000)	1,536,000
Total costs and expenses	(161,754,000)	(979,209,000)	(806,853,000)	(948,580,000)	(1,855,000)	(11,230,000)	(13,727,000)	(5,611,000)
Loss from operations	(16,809,000)	(101,758,000)	(58,720,000)	(344,021,000)	(1,855,000)	(11,230,000)	(13,727,000)	(5,611,000)
Interest income	688,000	4,162,000	2,324,000	5,845,000	3,000	21,000	61,000	212,000
Foreign currency exchange gain loss	(19,000)	(113,000)	(19,000)	(5,713,000)	(14,000)	(87,000)	(48,000)	(1,981,000)
Loss before income tax and share of associates' income (loss)	(14,924,000)	(90,349,000)	(49,918,000)	(341,803,000)	(1,866,000)	(11,296,000)	(13,714,000)	(7,380,000)
Share of subsidiaries' and associates' loss					(11,848,000)	(71,724,000)	(39,797,000)	(329,135,000)
Net loss attributable to IFM Investments Limited	(13,713,000)	(83,020,000)	(53,511,000)	(336,515,000)	(13,714,000)	(83,020,000)	(53,511,000)	(336,515,000)
Net loss attributable to ordinary shareholders	$ (13,713,000)	(83,020,000)	(53,511,000)	(336,515,000)	$ (13,714,000)	(83,020,000)	(53,511,000)	(336,515,000)